Per Share Data of HTA (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Numerator:
Net income	$ 14,422	$ 38,739	$ 33,088	$ 61,132
Net income attributable to non-controlling interests	(254)	(728)	(605)	(1,091)
Net income attributable to common stockholders/unitholders	$ 14,168	$ 38,011	$ 32,483	$ 60,041
Denominator:
Weighted average shares/units outstanding - basic (in shares)	229,074	218,822	229,026	218,787
Dilutive shares - partnership units convertible into common stock (in shares)	4,051	3,504	4,060	3,510
Adjusted weighted average number of shares/units outstanding — diluted (in shares)	233,125	222,326	233,086	222,297
Earnings per common share - basic
Net income attributable to common stockholders/unitholders (in dollars per share)	$ 0.06	$ 0.17	$ 0.14	$ 0.27
Earnings per common share - diluted
Net income attributable to common stockholders/unitholders (in dollars per share)	$ 0.06	$ 0.17	$ 0.14	$ 0.27